Average Annual Total Returns - LVIP Delaware Limited-Term Diversified Income Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	Bloomberg Barclays 1-3 Year US Government/Credit Index 1 year		Bloomberg Barclays 1-3 Year US Government/Credit Index 5 years		Bloomberg Barclays 1-3 Year US Government/Credit Index 10 years
Total	4.31%	2.79%	2.10%	4.12%	2.51%	1.83%	3.33%	[1]	2.21%	[1]	1.60%	[1]

[1]	Index Returns are based on July 28, 1988 inception date of the Predecessor Fund.